Consolidated Balance sheets (Unaudited) - USD ($)	Sep. 30, 2021	Dec. 31, 2020
ASSETS
Cash and cash equivalents	$ 1,403,534	$ 664,605
Accounts receivable	1,541,925
Inventories	4,073,711
Advance to suppliers	14,186,429
Prepayment and other current assets	5,849,326	5,420,916
Total current assets	27,054,925	6,085,521
Property and equipment, net	11,037	19,320
Intangible assets, net	9,003	10,113
Operating lease right-of-use assets	66,539
Total assets	27,141,504	6,114,954
LIABILITIES AND SHAREHOLDERS’ EQUITY
Short-term borrowings	2,541,925
Short-term borrowings - related party	499,980
Accounts payable	1,625	4,974
Accrued expenses and other payables	2,157,119	1,819,544
Advance from customers	17,560,514
Due to related parties	1,013,641	597,826
Operating lease liabilities, current	49,522
Total current liabilities	23,824,326	2,422,344
Operating lease liabilities, non-current	17,017
Total liabilities	23,841,343	2,422,344
SHAREHOLDERS’ EQUITY:
Class A Ordinary Shares (200,000,000 shares authorized with par value of $0.001, 21,356,290 and 21,356,290 shares issued and outstanding as of September 30, 2021 and December 31, 2020, respectively)	21,356	21,356
Class B Ordinary Shares (200,000,000 shares authorized with par value of $0.001, 2,100,000 and 7,100,000 shares issued and outstanding as of September 30, 2021 and December 31, 2020, respectively)	2,100	7,100
Additional paid-in capital	8,373,266	8,368,266
Statutory reserves	47,169
Accumulated deficit	(5,300,800)	(4,947,815)
Accumulated other comprehensive income	157,070	243,703
Total shareholders’ equity	3,300,161	3,692,610
Total liabilities and shareholders’ equity	$ 27,141,504	$ 6,114,954